Changes in Capital Accounts, detail (Details) - $ / shares	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested [Roll Forward]
Number of shares, beginning balance	121,569	45,180
Granted	124,989	91,449
Vested	(45,543)	(15,060)
Number of shares, ending balance	201,015	121,569
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Weighted average grant date fair value, beginning balance	$ 21.15	$ 29.76
Granted, Weighted Average Grant Date Fair Value	3.04	18.32
Vested, Weighted Average Grant Date Fair Value	22.10	29.76
Weighted average grant date fair value, ending balance	$ 9.68	$ 21.15